Financial instruments by category - Summary Financial assets as per statement of financial position (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial instruments by category
Financial assets	$ 8,821,654	$ 17,555,331
Financial assets at fair value, class | Sublease receivables
Financial instruments by category
Financial assets	571,022	1,201,552
Financial assets at amortised cost, class | Trade and other receivables
Financial instruments by category
Financial assets	5,327,877	14,815,432
Financial assets at amortised cost, class | Cash and cash equivalents
Financial instruments by category
Financial assets	$ 2,922,755	$ 1,538,347